Reconciliation of Financial Statements to Form 5500 - Employee Benefit Plan, Schedule of Reconciliation of Net Assets Available for Benefits Per The Financial Statements to Form 5500 (Details) - EBP 001 [Member] - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,503,929,018	$ 1,303,237,495
Amounts allocated to withdrawing participants	(340,894)	(352,280)
Net assets available for benefits per the Form 5500	$ 1,503,588,124	$ 1,302,885,215